Offerings - Offering: 1	Dec. 03, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares	3,214
Maximum Aggregate Offering Price	$ 3,214,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 492.06
Offering Note	Fee per Rule 457(r)